Share Capital - Schedule of Share Capital Footnotes (Details)			12 Months Ended
	Jun. 01, 2017 CAD ($) $ / shares shares	Oct. 20, 2014 shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CAD ($) shares	Jun. 01, 2017 $ / shares shares	Feb. 25, 2016 CAD ($)	Dec. 31, 2014 USD ($)	Oct. 24, 2014 USD ($)
Disclosure of classes of share capital [line items]
Equity			$ 8,283,846	$ 10,689,620	$ 24,674,306		$ 13,819,193
Share issue related cost			$ 1,391,057	$ 500,163	$ 753,744
Number of common shares issuable per warrant | shares	1							1
Share Purchase Agreement
Disclosure of classes of share capital [line items]
Share Purchase Agreement										$ 26,000,000
Share Purchase Agreement term							30 months
At-the-market agreement
Disclosure of classes of share capital [line items]
Share Purchase Agreement											$ 20,000,000
Issued (shares) | shares			3,301,500	3,006,600	18,860,454	18,860,454
Proceeds from shares issued under Share Purchase Agreement						$ 15,500,000
Equity									$ 4,600,000
Gross proceeds from common shares			$ 2,348,821	$ 1,456,296
Share issue related cost			$ 245,655	$ 500,163
Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares	16,445,000
Gross proceeds from common shares	$ 11,511,500
Share issue related cost	$ 1,145,402
Purchase price (cad per share) | $ / shares	$ 0.70
Shares
Disclosure of classes of share capital [line items]
Issued (shares) | shares		146,397	801,000	100,000
Future issuance pursuant to Share Purchase Agreement (shares) | shares							292,793
Equity			$ 271,710,138	$ 262,321,825	$ 261,324,692		$ 237,657,056
Share issue related cost			$ 1,391,057	500,163	$ 753,744
Shares | Share Purchase Agreement
Disclosure of classes of share capital [line items]
Issued (shares) | shares					5,778,674	5,778,674
Shares | Initial commitment fee
Disclosure of classes of share capital [line items]
Issued (shares) | shares							292,793
Proceeds from shares issued under Share Purchase Agreement						$ 455,000
Shares | Amended Share Purchase Agreement
Disclosure of classes of share capital [line items]
Issued (shares) | shares					5,778,674	5,778,674
Proceeds from shares issued under Share Purchase Agreement						$ 3,500,000
Shares | Amended initial commitment fee
Disclosure of classes of share capital [line items]
Issued (shares) | shares					78,674	78,674
Proceeds from shares issued under Share Purchase Agreement						$ 50,024
Shares | At-the-market agreement
Disclosure of classes of share capital [line items]
Issued (shares) | shares			3,301,500		18,860,454	18,860,454
Shares | Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares			16,445,000
Warrants
Disclosure of classes of share capital [line items]
Issued (shares) | shares			16,445,000
Equity			$ 3,617,900	$ 0	$ 0		$ 0
Warrants | Public Offering
Disclosure of classes of share capital [line items]
Issued (shares) | shares			16,445,000
Purchase price (cad per share) | $ / shares	0.48
Common shares per unit | $ / shares								$ 1
Common share purchase warrant per unit | $ / shares								$ 1
Purchase price (cad per share) | $ / shares	0.22
Exercise Price			$ 0.95
Acceleration threshold weighted average price (cad per share) | $ / shares	$ 2.50
Acceleration threshold weighted average price, trading days	15							15